LVIP JPMorgan High Yield Fund
Schedule of Investments
September 30, 2023 (unaudited)

	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.44%
DISH Network Corp.
2.38% exercise price $2.38, maturity date 3/15/24	1,295,000	$1,243,200
3.38% exercise price $3.37, maturity date 8/15/26	1,404,000	843,804
=†Ω@Gulfport Energy Corp. 10.00% exercise price $10.00	71	601,776
Liberty Interactive LLC
3.75% exercise price $3.75, maturity date 2/15/30	128,771	31,871
4.00% exercise price $4.00, maturity date 11/15/29	174,351	41,844
Total Convertible Bonds (Cost $2,825,939)		2,762,495
CORPORATE BONDS–90.96%
Advertising–0.87%
Clear Channel Outdoor Holdings, Inc.
5.13% 8/15/27	2,121,000	1,883,432
7.50% 6/1/29	1,832,000	1,400,810
7.75% 4/15/28	1,245,000	994,022
Outfront Media Capital LLC/Outfront Media Capital Corp. 5.00% 8/15/27	180,000	158,595
Stagwell Global LLC 5.63% 8/15/29	1,285,000	1,037,637
		5,474,496
Aerospace & Defense–0.95%
Bombardier, Inc.
7.50% 3/15/25	507,000	504,919
7.88% 4/15/27	1,130,000	1,102,594
Spirit AeroSystems, Inc.
7.50% 4/15/25	920,000	902,407
9.38% 11/30/29	618,000	628,899
TransDigm, Inc. 6.25% 3/15/26	2,499,000	2,455,469
Triumph Group, Inc. 9.00% 3/15/28	399,000	394,534
		5,988,822
Airlines–1.00%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50% 4/20/26	2,277,318	2,224,172
5.75% 4/20/29	1,399,000	1,301,140
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50% 6/20/27	1,310,625	1,298,569
United Airlines, Inc. 4.38% 4/15/26	1,106,000	1,022,818
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding, Inc. 9.50% 6/1/28	493,000	$432,811
		6,279,510
Apparel–0.15%
Hanesbrands, Inc. 9.00% 2/15/31	316,000	301,194
William Carter Co. 5.63% 3/15/27	685,000	658,799
		959,993
Auto Manufacturers–2.92%
Allison Transmission, Inc.
3.75% 1/30/31	662,000	535,162
5.88% 6/1/29	375,000	353,588
Ford Motor Credit Co. LLC
2.70% 8/10/26	376,000	335,530
2.90% 2/10/29	220,000	180,553
3.38% 11/13/25	1,003,000	930,599
3.82% 11/2/27	871,000	775,540
4.00% 11/13/30	907,000	757,522
4.13% 8/4/25	450,000	426,638
4.13% 8/17/27	2,028,000	1,847,054
4.27% 1/9/27	1,560,000	1,440,786
4.39% 1/8/26	725,000	684,276
4.54% 8/1/26	3,515,000	3,299,574
4.69% 6/9/25	1,315,000	1,263,576
5.13% 6/16/25	2,058,000	1,992,191
6.80% 5/12/28	636,000	635,264
6.95% 3/6/26	435,000	434,283
6.95% 6/10/26	541,000	540,337
7.20% 6/10/30	316,000	317,580
PM General Purchaser LLC 9.50% 10/1/28	1,096,000	1,018,951
Wabash National Corp. 4.50% 10/15/28	731,000	615,766
		18,384,770
Auto Parts & Equipment–3.90%
Adient Global Holdings Ltd.
4.88% 8/15/26	1,120,000	1,056,317
7.00% 4/15/28	805,000	798,474
8.25% 4/15/31	949,000	950,346
Allison Transmission, Inc. 4.75% 10/1/27	2,926,000	2,700,258
American Axle & Manufacturing, Inc.
5.00% 10/1/29	658,000	532,186
6.25% 3/15/26	293,000	284,198
6.50% 4/1/27	1,097,000	1,041,524
6.88% 7/1/28	1,579,000	1,433,053
Clarios Global LP 6.75% 5/15/25	1,328,000	1,318,002
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Parts & Equipment (continued)
Clarios Global LP/Clarios U.S. Finance Co.
6.25% 5/15/26	775,000	$758,294
6.75% 5/15/28	711,000	694,114
8.50% 5/15/27	2,070,000	2,064,062
@Cooper-Standard Automotive, Inc.
5.63% 5/15/27	2,664,266	1,779,007
13.50% 3/31/27	4,464,862	4,580,089
Dana, Inc.
5.38% 11/15/27	1,065,000	985,277
5.63% 6/15/28	104,000	95,194
Dornoch Debt Merger Sub, Inc. 6.63% 10/15/29	1,450,000	1,198,660
Goodyear Tire & Rubber Co.
5.00% 7/15/29	1,042,000	897,497
5.25% 4/30/31	439,000	369,877
5.25% 7/15/31	1,191,000	985,433
		24,521,862
Banks–0.72%
μBank of America Corp.
6.10% 3/17/25	1,396,000	1,367,013
6.25% 9/5/24	845,000	831,339
μBarclays PLC 8.00% 6/15/24	996,000	979,297
μCitigroup, Inc.
5.95% 5/15/25	370,000	353,032
6.25% 8/15/26	1,070,000	1,029,618
		4,560,299
Beverages–0.23%
Triton Water Holdings, Inc. 6.25% 4/1/29	1,761,000	1,439,617
		1,439,617
Biotechnology–0.08%
Emergent BioSolutions, Inc. 3.88% 8/15/28	1,130,000	471,848
		471,848
Building Materials–1.86%
Boise Cascade Co. 4.88% 7/1/30	190,000	165,802
Builders FirstSource, Inc.
4.25% 2/1/32	1,259,000	1,032,463
6.38% 6/15/32	864,000	813,290
Emerald Debt Merger Sub LLC 6.63% 12/15/30	2,255,000	2,170,831
Griffon Corp. 5.75% 3/1/28	1,695,000	1,538,661
JELD-WEN, Inc. 4.88% 12/15/27	1,200,000	1,058,856
Knife River Corp. 7.75% 5/1/31	330,000	330,673
Masonite International Corp. 5.38% 2/1/28	196,000	182,304
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Building Materials (continued)
MIWD Holdco II LLC/MIWD Finance Corp. 5.50% 2/1/30	784,000	$647,775
PGT Innovations, Inc. 4.38% 10/1/29	526,000	485,016
Standard Industries, Inc.
3.38% 1/15/31	315,000	243,489
4.75% 1/15/28	2,346,000	2,116,066
5.00% 2/15/27	445,000	412,493
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29	554,000	503,029
		11,700,748
Chemicals–2.17%
Avient Corp. 7.13% 8/1/30	247,000	242,650
Axalta Coating Systems LLC 3.38% 2/15/29	713,000	593,638
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75% 6/15/27	2,024,000	1,880,664
Chemours Co.
4.63% 11/15/29	190,000	152,846
5.75% 11/15/28	1,958,000	1,699,348
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13% 6/15/28	796,000	715,305
Element Solutions, Inc. 3.88% 9/1/28	1,260,000	1,087,363
INEOS Finance PLC 6.75% 5/15/28	500,000	467,728
INEOS Quattro Finance 2 Plc 3.38% 1/15/26	992,000	903,658
NOVA Chemicals Corp.
4.25% 5/15/29	824,000	641,310
4.88% 6/1/24	1,406,000	1,381,380
5.25% 6/1/27	366,000	316,842
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13% 4/1/29	1,457,000	760,109
5.38% 9/1/25	370,000	340,955
Valvoline, Inc. 4.25% 2/15/30	570,000	559,748
‡Venator Finance Sarl/Venator Materials LLC 9.50% 7/1/25	815,000	326,000
WR Grace Holdings LLC
4.88% 6/15/27	1,390,000	1,275,238
5.63% 8/15/29	396,000	320,265
		13,665,047
Commercial Services–3.90%
ADT Security Corp.
4.13% 8/1/29	1,056,000	892,859
4.88% 7/15/32	1,600,000	1,336,000
LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.63% 7/15/26	374,000	$354,380
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63% 6/1/28	555,000	462,515
4.63% 6/1/28	863,000	716,460
APi Group DE, Inc.
4.13% 7/15/29	625,000	525,216
4.75% 10/15/29	527,000	461,111
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.75% 4/1/28	850,000	744,785
5.38% 3/1/29	1,098,000	975,872
5.75% 7/15/27	512,000	484,592
5.75% 7/15/27	760,000	714,656
Block, Inc.
2.75% 6/1/26	75,000	67,455
3.50% 6/1/31	793,000	622,950
Brink's Co. 4.63% 10/15/27	1,443,000	1,316,836
CoreCivic, Inc. 8.25% 4/15/26	1,265,000	1,283,456
Garda World Security Corp.
6.00% 6/1/29	929,000	759,819
9.50% 11/1/27	1,285,000	1,228,609
Gartner, Inc. 3.63% 6/15/29	424,000	362,720
Herc Holdings, Inc. 5.50% 7/15/27	1,562,000	1,477,112
Hertz Corp.
4.63% 12/1/26	554,000	490,982
5.00% 12/1/29	2,231,000	1,746,698
5.50% 10/15/24	656,000	19,680
6.00% 1/15/28	2,613,000	209,040
7.13% 8/1/26	805,000	68,425
NESCO Holdings II, Inc. 5.50% 4/15/29	578,000	507,196
Prime Security Services Borrower LLC/Prime Finance, Inc.
3.38% 8/31/27	1,850,000	1,620,780
5.75% 4/15/26	1,132,000	1,098,230
Service Corp. International 7.50% 4/1/27	380,000	385,760
TriNet Group, Inc. 7.13% 8/15/31	599,000	593,010
United Rentals North America, Inc.
4.88% 1/15/28	200,000	186,821
5.25% 1/15/30	1,905,000	1,761,950
5.50% 5/15/27	385,000	374,138
Williams Scotsman, Inc. 7.38% 10/1/31	714,000	710,105
		24,560,218
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers–1.35%
Ahead DB Holdings LLC 6.63% 5/1/28	970,000	$819,339
Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00% 11/1/29	1,305,000	1,114,470
NCR Atleos Escrow Corp. 9.50% 4/1/29	998,000	965,265
NCR Corp.
5.00% 10/1/28	366,000	327,605
5.13% 4/15/29	1,366,000	1,203,526
5.75% 9/1/27	2,432,000	2,450,104
6.13% 9/1/29	405,000	415,338
Presidio Holdings, Inc. 4.88% 2/1/27	505,000	466,854
Seagate HDD Cayman
8.25% 12/15/29	578,000	593,605
8.50% 7/15/31	144,000	147,713
		8,503,819
Cosmetics & Personal Care–0.36%
Coty, Inc. 5.00% 4/15/26	630,000	605,194
Edgewell Personal Care Co.
4.13% 4/1/29	450,000	382,500
5.50% 6/1/28	1,360,000	1,256,300
		2,243,994
Distribution/Wholesale–0.17%
Ritchie Bros Holdings, Inc.
6.75% 3/15/28	317,000	316,271
7.75% 3/15/31	528,000	535,920
‡Wesco Aircraft Holdings, Inc.
8.50% 11/15/24	120,000	4,200
9.00% 11/15/26	2,030,000	192,850
13.13% 11/15/27	365,000	10,950
		1,060,191
Diversified Financial Services–1.28%
Coinbase Global, Inc.
3.38% 10/1/28	320,000	230,508
3.63% 10/1/31	320,000	212,323
•ILFC E-Capital Trust I 7.21% 12/21/65	640,000	467,534
•ILFC E-Capital Trust II 7.46% 12/21/65	1,566,000	1,177,199
Nationstar Mortgage Holdings, Inc.
5.13% 12/15/30	640,000	519,633
5.50% 8/15/28	644,000	568,050
5.75% 11/15/31	1,050,000	868,583
OneMain Finance Corp.
3.50% 1/15/27	305,000	261,156
4.00% 9/15/30	340,000	255,121
5.38% 11/15/29	200,000	167,500
6.63% 1/15/28	410,000	378,295
LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Diversified Financial Services (continued)
OneMain Finance Corp. (continued)
6.88% 3/15/25	785,000	$778,777
7.13% 3/15/26	597,000	584,691
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc.
2.88% 10/15/26	704,000	620,006
3.63% 3/1/29	1,062,000	877,993
4.00% 10/15/33	126,000	95,153
		8,062,522
Electric–1.41%
Calpine Corp.
4.63% 2/1/29	901,000	754,459
5.00% 2/1/31	557,000	450,384
NextEra Energy Operating Partners LP 4.25% 9/15/24	89,000	85,218
NRG Energy, Inc.
3.38% 2/15/29	605,000	489,680
3.63% 2/15/31	411,000	311,807
3.88% 2/15/32	620,000	465,428
5.25% 6/15/29	1,020,000	900,414
5.75% 1/15/28	143,000	134,076
6.63% 1/15/27	563,000	551,488
7.00% 3/15/33	494,000	477,290
PG&E Corp. 5.00% 7/1/28	803,000	727,341
Pike Corp. 5.50% 9/1/28	641,000	560,799
μVistra Corp. 7.00% 12/15/26	975,000	889,687
Vistra Operations Co. LLC
4.38% 5/1/29	641,000	551,024
5.00% 7/31/27	280,000	257,429
5.63% 2/15/27	352,000	333,792
7.75% 10/15/31	915,000	901,315
		8,841,631
Electrical Components & Equipment–1.10%
Energizer Holdings, Inc.
4.38% 3/31/29	2,258,000	1,884,414
4.75% 6/15/28	1,797,000	1,552,029
6.50% 12/31/27	509,000	479,076
WESCO Distribution, Inc.
7.13% 6/15/25	1,152,000	1,154,720
7.25% 6/15/28	1,847,000	1,855,961
		6,926,200
Electronics–1.08%
Coherent Corp. 5.00% 12/15/29	2,342,000	2,030,608
Imola Merger Corp. 4.75% 5/15/29	2,923,000	2,561,720
Sensata Technologies BV
4.00% 4/15/29	1,372,000	1,181,426
5.00% 10/1/25	391,000	379,050
5.63% 11/1/24	213,000	210,529
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electronics (continued)
Sensata Technologies, Inc. 3.75% 2/15/31	546,000	$441,892
		6,805,225
Engineering & Construction–0.83%
Dycom Industries, Inc. 4.50% 4/15/29	1,264,000	1,093,361
Global Infrastructure Solutions, Inc.
5.63% 6/1/29	1,318,000	1,086,348
7.50% 4/15/32	655,000	560,438
MasTec, Inc. 4.50% 8/15/28	1,940,000	1,744,631
Weekley Homes LLC/Weekley Finance Corp. 4.88% 9/15/28	841,000	729,862
		5,214,640
Entertainment–2.99%
AMC Entertainment Holdings, Inc. 10.00% 6/15/26	417,234	301,900
Boyne USA, Inc. 4.75% 5/15/29	999,000	873,781
Caesars Entertainment, Inc.
4.63% 10/15/29	810,000	686,119
6.25% 7/1/25	1,010,000	996,176
8.13% 7/1/27	1,316,000	1,322,273
Cedar Fair LP 5.25% 7/15/29	470,000	408,477
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op 5.38% 4/15/27	580,000	543,222
Cinemark USA, Inc.
5.25% 7/15/28	685,000	608,047
8.75% 5/1/25	244,000	245,518
International Game Technology PLC 6.50% 2/15/25	326,000	325,540
Live Nation Entertainment, Inc.
3.75% 1/15/28	564,000	497,730
4.75% 10/15/27	1,205,000	1,103,328
4.88% 11/1/24	649,000	637,642
5.63% 3/15/26	1,632,000	1,566,940
6.50% 5/15/27	2,710,000	2,672,037
Six Flags Entertainment Corp.
5.50% 4/15/27	481,000	442,520
7.25% 5/15/31	155,000	145,526
Six Flags Theme Parks, Inc. 7.00% 7/1/25	572,000	570,551
Vail Resorts, Inc. 6.25% 5/15/25	2,031,000	2,020,053
WMG Acquisition Corp. 3.75% 12/1/29	1,662,000	1,396,080
LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 5.13% 10/1/29	1,660,000	$1,451,050
		18,814,510
Environmental Control–0.86%
GFL Environmental, Inc.
3.75% 8/1/25	961,000	910,914
4.00% 8/1/28	1,155,000	1,009,200
4.38% 8/15/29	555,000	482,079
4.75% 6/15/29	684,000	608,013
Madison IAQ LLC
4.13% 6/30/28	693,000	598,036
5.88% 6/30/29	1,290,000	1,038,762
Stericycle, Inc. 3.88% 1/15/29	893,000	770,079
		5,417,083
Food–2.36%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.25% 3/15/26	839,000	777,134
3.50% 3/15/29	1,426,000	1,215,787
4.63% 1/15/27	1,687,000	1,592,896
5.88% 2/15/28	834,000	802,707
7.50% 3/15/26	1,361,000	1,379,841
B&G Foods, Inc. 5.25% 4/1/25	1,479,000	1,451,376
Lamb Weston Holdings, Inc. 4.13% 1/31/30	991,000	847,452
New Albertsons LP
6.63% 6/1/28	569,000	540,550
7.75% 6/15/26	672,000	679,560
Performance Food Group, Inc.
4.25% 8/1/29	1,190,000	1,027,967
5.50% 10/15/27	1,239,000	1,173,879
6.88% 5/1/25	195,000	194,756
Post Holdings, Inc.
4.63% 4/15/30	250,000	214,070
5.50% 12/15/29	398,000	360,779
5.63% 1/15/28	1,644,000	1,554,186
U.S. Foods, Inc.
4.63% 6/1/30	620,000	538,657
4.75% 2/15/29	260,000	232,380
6.88% 9/15/28	293,000	292,385
		14,876,362
Food Service–0.13%
Aramark Services, Inc. 5.00% 2/1/28	917,000	848,072
		848,072
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Forest Products & Paper–0.06%
Glatfelter Corp. 4.75% 11/15/29	595,000	$391,804
		391,804
Gas–0.30%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50% 5/20/25	680,000	659,276
5.75% 5/20/27	520,000	487,421
5.88% 8/20/26	220,000	211,624
9.38% 6/1/28	501,000	507,889
		1,866,210
Hand Machine Tools–0.42%
Regal Rexnord Corp.
6.05% 2/15/26	535,000	529,036
6.05% 4/15/28	1,090,000	1,060,207
6.30% 2/15/30	462,000	446,279
6.40% 4/15/33	647,000	623,195
		2,658,717
Health Care Products–0.89%
Avantor Funding, Inc. 4.63% 7/15/28	1,910,000	1,741,306
Hologic, Inc. 3.25% 2/15/29	1,486,000	1,255,229
Medline Borrower LP
3.88% 4/1/29	1,669,000	1,411,010
5.25% 10/1/29	1,376,000	1,189,272
		5,596,817
Health Care Services–5.58%
Acadia Healthcare Co., Inc.
5.00% 4/15/29	457,000	410,884
5.50% 7/1/28	915,000	850,917
AHP Health Partners, Inc. 5.75% 7/15/29	893,000	750,120
Catalent Pharma Solutions, Inc.
3.13% 2/15/29	211,000	173,061
5.00% 7/15/27	147,000	134,860
Centene Corp. 4.63% 12/15/29	3,752,000	3,379,164
CHS/Community Health Systems, Inc.
4.75% 2/15/31	685,000	484,788
5.25% 5/15/30	1,586,000	1,205,640
5.63% 3/15/27	944,000	809,683
6.00% 1/15/29	435,000	351,298
6.13% 4/1/30	746,000	379,527
8.00% 3/15/26	1,539,000	1,466,776
DaVita, Inc.
3.75% 2/15/31	2,401,000	1,824,182
4.63% 6/1/30	1,495,000	1,227,576
LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Encompass Health Corp.
4.50% 2/1/28	2,506,000	$2,283,259
4.63% 4/1/31	360,000	305,164
4.75% 2/1/30	879,000	777,644
‡Envision Healthcare Corp. 8.75% 10/15/26	901,000	43,924
Global Medical Response, Inc. 6.50% 10/1/25	940,000	636,850
HCA, Inc.
5.38% 9/1/26	1,220,000	1,197,307
5.88% 2/15/26	2,268,000	2,255,429
IQVIA, Inc.
5.00% 10/15/26	1,826,000	1,745,749
5.00% 5/15/27	259,000	244,128
Radiology Partners, Inc. 9.25% 2/1/28	825,000	325,875
RP Escrow Issuer LLC 5.25% 12/15/25	425,000	308,289
Tenet Healthcare Corp.
4.25% 6/1/29	168,000	144,606
4.88% 1/1/26	5,404,000	5,177,192
5.13% 11/1/27	2,871,000	2,671,853
6.13% 6/15/30	1,008,000	945,050
6.25% 2/1/27	1,602,000	1,550,084
6.75% 5/15/31	1,096,000	1,057,059
		35,117,938
Home Furnishings–0.32%
Tempur Sealy International, Inc.
3.88% 10/15/31	473,000	364,899
4.00% 4/15/29	1,967,000	1,641,660
		2,006,559
Household Products Wares–1.05%
ACCO Brands Corp. 4.25% 3/15/29	2,130,000	1,782,291
Central Garden & Pet Co.
4.13% 10/15/30	651,000	542,748
5.13% 2/1/28	2,367,000	2,207,469
Spectrum Brands, Inc.
3.88% 3/15/31	357,000	289,641
5.00% 10/1/29	572,000	518,289
5.50% 7/15/30	1,390,000	1,260,310
		6,600,748
Housewares–1.11%
CD&R Smokey Buyer, Inc. 6.75% 7/15/25	1,417,000	1,365,421
Newell Brands, Inc.
5.20% 4/1/26	1,812,000	1,707,615
6.38% 9/15/27	346,000	330,078
6.38% 4/1/36	250,000	205,694
6.63% 9/15/29	301,000	286,430
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Housewares (continued)
Scotts Miracle-Gro Co.
4.00% 4/1/31	1,119,000	$854,950
4.38% 2/1/32	819,000	614,819
4.50% 10/15/29	1,984,000	1,621,970
		6,986,977
Internet–0.94%
Arches Buyer, Inc.
4.25% 6/1/28	744,000	634,329
6.13% 12/1/28	423,000	343,476
EquipmentShare.com, Inc. 9.00% 5/15/28	1,367,000	1,314,029
Millennium Escrow Corp. 6.63% 8/1/26	385,000	306,880
Shutterfly Finance LLC
8.50% 10/1/27	1,777,500	1,178,157
9.75% 10/1/27	294,083	293,779
Uber Technologies, Inc.
4.50% 8/15/29	1,164,000	1,040,449
7.50% 9/15/27	810,000	816,726
		5,927,825
Iron & Steel–0.88%
ATI, Inc.
4.88% 10/1/29	415,000	365,089
5.13% 10/1/31	310,000	268,261
5.88% 12/1/27	565,000	535,337
7.25% 8/15/30	507,000	503,197
Big River Steel LLC/BRS Finance Corp. 6.63% 1/31/29	1,124,000	1,110,557
Carpenter Technology Corp.
6.38% 7/15/28	763,000	735,887
7.63% 3/15/30	223,000	223,279
Cleveland-Cliffs, Inc.
4.63% 3/1/29	908,000	790,927
4.88% 3/1/31	443,000	377,238
6.75% 4/15/30	535,000	500,020
U.S. Steel Corp. 6.88% 3/1/29	109,000	107,153
		5,516,945
Leisure Time–1.55%
Acushnet Co. 7.38% 10/15/28	243,000	244,823
Carnival Corp.
4.00% 8/1/28	921,000	798,577
5.75% 3/1/27	1,023,000	926,044
6.00% 5/1/29	422,000	359,959
7.00% 8/15/29	357,000	352,011
9.88% 8/1/27	30,000	31,318
Carnival Holdings Bermuda Ltd. 10.38% 5/1/28	669,000	717,348
Royal Caribbean Cruises Ltd.
7.25% 1/15/30	603,000	597,629
8.25% 1/15/29	787,000	816,482
9.25% 1/15/29	790,000	834,585
11.50% 6/1/25	326,000	344,133
LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Leisure Time (continued)
Royal Caribbean Cruises Ltd. (continued)
11.63% 8/15/27	1,476,000	$1,601,309
Vista Outdoor, Inc. 4.50% 3/15/29	2,531,000	2,117,599
		9,741,817
Lodging–1.46%
Hilton Domestic Operating Co., Inc.
3.75% 5/1/29	335,000	289,711
4.00% 5/1/31	201,000	168,976
4.88% 1/15/30	722,000	657,076
5.75% 5/1/28	659,000	637,071
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88% 4/1/27	378,000	359,573
Marriott Ownership Resorts, Inc.
4.50% 6/15/29	333,000	279,021
4.75% 1/15/28	45,000	39,385
MGM Resorts International
4.63% 9/1/26	1,102,000	1,029,249
5.50% 4/15/27	1,266,000	1,181,163
5.75% 6/15/25	680,000	664,195
Station Casinos LLC 4.50% 2/15/28	1,635,000	1,426,259
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50% 3/1/25	2,473,000	2,431,479
		9,163,158
Machinery Construction & Mining–0.33%
BWX Technologies, Inc.
4.13% 6/30/28	796,000	703,748
4.13% 4/15/29	496,000	434,000
Terex Corp. 5.00% 5/15/29	1,057,000	946,570
		2,084,318
Machinery Diversified–0.15%
ATS Corp. 4.13% 12/15/28	321,000	283,683
Chart Industries, Inc.
7.50% 1/1/30	485,000	487,658
9.50% 1/1/31	148,000	157,295
		928,636
Media–11.93%
Altice Financing SA 5.75% 8/15/29	1,129,000	925,254
Audacy Capital Corp. 6.50% 5/1/27	2,481,000	49,620
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25% 2/1/31	3,434,000	2,733,596
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp. (continued)
4.25% 1/15/34	990,000	$728,915
4.50% 8/15/30	1,353,000	1,110,560
4.75% 3/1/30	6,286,000	5,276,791
4.75% 2/1/32	232,000	185,600
5.00% 2/1/28	5,596,000	5,081,941
5.13% 5/1/27	6,310,000	5,879,129
5.38% 6/1/29	1,448,000	1,299,158
CSC Holdings LLC
4.50% 11/15/31	1,160,000	821,024
5.75% 1/15/30	920,000	515,472
6.50% 2/1/29	3,580,000	2,965,801
7.50% 4/1/28	905,000	587,612
11.25% 5/15/28	461,000	459,196
‡Diamond Sports Group LLC/Diamond Sports Finance Co. 5.38% 8/15/26	890,000	17,800
Directv Financing LLC/Directv Financing Co.-Obligor, Inc. 5.88% 8/15/27	1,358,000	1,200,716
DISH DBS Corp.
5.25% 12/1/26	3,760,000	3,195,439
5.75% 12/1/28	750,000	576,563
5.88% 11/15/24	8,272,000	7,699,481
7.75% 7/1/26	2,740,000	2,055,000
DISH Network Corp. 11.75% 11/15/27	2,911,000	2,932,734
Gannett Holdings LLC 6.00% 11/1/26	420,000	360,738
GCI LLC 4.75% 10/15/28	2,150,000	1,854,375
Gray Escrow II, Inc. 5.38% 11/15/31	572,000	374,338
Gray Television, Inc.
4.75% 10/15/30	1,362,000	902,285
7.00% 5/15/27	1,105,000	950,300
iHeartCommunications, Inc.
5.25% 8/15/27	723,000	572,990
6.38% 5/1/26	2,983,062	2,570,458
8.38% 5/1/27	3,095,299	2,220,457
Liberty Interactive LLC 8.25% 2/1/30	352,000	113,728
McGraw-Hill Education, Inc. 5.75% 8/1/28	595,000	513,336
Midcontinent Communications/Midcontinent Finance Corp. 5.38% 8/15/27	311,000	287,675
News Corp.
3.88% 5/15/29	865,000	743,900
5.13% 2/15/32	545,000	476,194
Nexstar Media, Inc.
4.75% 11/1/28	1,775,000	1,469,184
5.63% 7/15/27	3,865,000	3,439,524
LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
μParamount Global 6.25% 2/28/57	1,145,000	$862,752
Scripps Escrow, Inc. 5.88% 7/15/27	682,000	504,284
Sinclair Television Group, Inc. 4.13% 12/1/30	855,000	530,160
Sirius XM Radio, Inc.
4.00% 7/15/28	2,503,000	2,136,481
4.13% 7/1/30	575,000	460,351
5.00% 8/1/27	2,426,000	2,215,908
5.50% 7/1/29	2,730,000	2,414,633
Univision Communications, Inc.
4.50% 5/1/29	613,000	499,131
6.63% 6/1/27	195,000	181,609
7.38% 6/30/30	678,000	619,622
8.00% 8/15/28	470,000	455,665
UPC Broadband Finco BV 4.88% 7/15/31	592,000	480,396
UPC Holding BV 5.50% 1/15/28	160,000	142,000
Virgin Media Secured Finance PLC 5.50% 5/15/29	456,000	406,243
		75,056,119
Metal Fabricate & Hardware–0.09%
Advanced Drainage Systems, Inc. 5.00% 9/30/27	605,000	565,178
		565,178
Mining–0.40%
Alcoa Nederland Holding BV 5.50% 12/15/27	789,000	749,466
FMG Resources August 2006 Pty. Ltd. 4.38% 4/1/31	419,000	344,749
Kaiser Aluminum Corp. 4.50% 6/1/31	485,000	384,183
Novelis Corp.
3.88% 8/15/31	318,000	253,950
4.75% 1/30/30	890,000	770,250
		2,502,598
Miscellaneous Manufacturing–0.14%
Hillenbrand, Inc. 5.00% 9/15/26	155,000	146,774
Trinity Industries, Inc. 7.75% 7/15/28	733,000	737,581
		884,355
Office Business Equipment–0.15%
CDW LLC/CDW Finance Corp.
3.25% 2/15/29	489,000	416,965
4.25% 4/1/28	590,000	537,797
		954,762
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas–5.72%
Antero Resources Corp. 8.38% 7/15/26	1,269,000	$1,309,406
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00% 11/1/26	110,000	107,434
8.25% 12/31/28	435,000	430,473
Baytex Energy Corp.
8.50% 4/30/30	1,125,000	1,138,305
8.75% 4/1/27	1,280,000	1,300,000
California Resources Corp. 7.13% 2/1/26	1,307,000	1,313,501
Chesapeake Energy Corp.
5.50% 2/1/26	338,000	327,060
6.75% 4/15/29	2,899,000	2,836,970
Chord Energy Corp. 6.38% 6/1/26	984,000	964,832
Civitas Resources, Inc.
8.38% 7/1/28	813,000	827,227
8.75% 7/1/31	724,000	739,544
CNX Resources Corp.
6.00% 1/15/29	405,000	378,444
7.38% 1/15/31	480,000	470,568
Comstock Resources, Inc.
5.88% 1/15/30	606,000	524,572
6.75% 3/1/29	2,110,000	1,940,973
Crescent Energy Finance LLC 9.25% 2/15/28	1,313,000	1,340,507
Diamond Foreign Asset Co./Diamond Finance LLC 8.50% 10/1/30	517,000	517,072
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28	1,475,000	1,416,251
Gulfport Energy Corp.
‡6.00% 10/15/24	1,110,000	699
‡6.38% 5/15/25	196,000	123
‡6.38% 1/15/26	1,155,000	728
8.00% 5/17/26	332,104	332,519
8.00% 5/17/26	1,621,850	1,623,877
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00% 4/15/30	381,000	343,530
6.25% 11/1/28	15,000	14,066
6.25% 4/15/32	317,000	281,861
Nabors Industries Ltd. 7.25% 1/15/26	355,000	343,019
Nabors Industries, Inc. 5.75% 2/1/25	1,135,000	1,110,881
Occidental Petroleum Corp.
8.50% 7/15/27	919,000	984,084
8.88% 7/15/30	1,069,000	1,201,887
Precision Drilling Corp.
6.88% 1/15/29	207,000	196,071
7.13% 1/15/26	1,239,000	1,226,880
LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Range Resources Corp. 8.25% 1/15/29	1,947,000	$1,996,113
SM Energy Co.
5.63% 6/1/25	125,000	122,337
6.50% 7/15/28	242,000	232,320
6.63% 1/15/27	616,000	603,680
6.75% 9/15/26	379,000	372,034
Southwestern Energy Co.
4.75% 2/1/32	240,000	205,989
5.38% 2/1/29	82,000	75,521
5.38% 3/15/30	1,058,000	963,894
8.38% 9/15/28	1,400,000	1,445,279
Sunoco LP/Sunoco Finance Corp.
4.50% 5/15/29	474,000	416,019
4.50% 4/30/30	1,690,000	1,463,494
Transocean Titan Financing Ltd. 8.38% 2/1/28	213,000	216,727
Transocean, Inc.
8.75% 2/15/30	304,000	310,840
11.50% 1/30/27	821,000	861,024
Valaris Ltd. 8.38% 4/30/30	459,000	459,344
Vital Energy, Inc.
9.75% 10/15/30	324,000	331,220
10.13% 1/15/28	360,000	366,932
		35,986,131
Oil & Gas Services–0.15%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25% 4/1/28	284,000	264,411
6.88% 4/1/27	714,000	690,682
		955,093
Packaging & Containers–2.36%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13% 8/15/26	364,000	332,702
5.25% 8/15/27	1,618,000	1,350,213
5.25% 8/15/27	1,121,000	935,469
Graham Packaging Co., Inc. 7.13% 8/15/28	268,000	224,518
LABL, Inc. 6.75% 7/15/26	2,508,000	2,430,621
Mauser Packaging Solutions Holding Co.
7.88% 8/15/26	3,740,000	3,608,112
9.25% 4/15/27	1,595,000	1,394,165
Owens-Brockway Glass Container, Inc.
6.38% 8/15/25	460,000	458,933
6.63% 5/13/27	949,000	925,163
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Packaging & Containers (continued)
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00% 10/15/27	1,828,000	$1,622,350
TriMas Corp. 4.13% 4/15/29	852,000	730,330
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	455,027
8.50% 8/15/27	445,000	406,679
		14,874,282
Pharmaceuticals–3.77%
180 Medical, Inc. 3.88% 10/15/29	686,000	579,652
Bausch Health Americas, Inc.
8.50% 1/31/27	3,758,000	1,907,185
9.25% 4/1/26	3,137,000	2,837,376
Bausch Health Cos., Inc.
4.88% 6/1/28	2,640,000	1,501,332
5.00% 2/15/29	916,000	348,081
5.25% 1/30/30	1,505,000	564,980
5.25% 2/15/31	670,000	257,112
5.50% 11/1/25	3,267,000	2,893,288
5.75% 8/15/27	453,000	269,626
6.25% 2/15/29	1,266,000	500,070
9.00% 12/15/25	2,609,000	2,373,225
Elanco Animal Health, Inc. 6.65% 8/28/28	405,000	393,862
‡Endo Dac/Endo Finance LLC/Endo Finco, Inc.
5.88% 10/15/24	580,000	405,509
9.50% 7/31/27	743,000	52,010
‡Endo Luxembourg Finance Co. I Sarl/Endo U.S., Inc. 6.13% 4/1/29	1,430,000	1,011,725
Grifols SA 4.75% 10/15/28	1,026,000	874,778
‡Mallinckrodt International Finance SA/Mallinckrodt CB LLC
10.00% 6/15/29	457,314	32,272
11.50% 12/15/28	2,135,000	1,898,676
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13% 4/30/28	2,178,000	1,892,483
5.13% 4/30/31	1,151,000	922,357
Owens & Minor, Inc.
4.50% 3/31/29	1,102,000	906,924
6.63% 4/1/30	821,000	728,707
‡Par Pharmaceutical, Inc. 7.50% 4/1/27	818,000	580,780
		23,732,010
LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines–5.65%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38% 6/15/29	242,000	$221,572
5.75% 3/1/27	435,000	415,187
5.75% 1/15/28	1,622,000	1,529,907
7.88% 5/15/26	1,077,000	1,084,668
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.63% 12/15/25	781,000	783,913
Buckeye Partners LP
3.95% 12/1/26	185,000	166,128
4.13% 3/1/25	421,000	399,917
4.13% 12/1/27	190,000	166,948
4.50% 3/1/28	720,000	631,799
Cheniere Energy Partners LP
3.25% 1/31/32	523,000	415,679
4.00% 3/1/31	608,000	519,801
4.50% 10/1/29	865,000	783,234
Cheniere Energy, Inc. 4.63% 10/15/28	1,360,000	1,250,454
CNX Midstream Partners LP 4.75% 4/15/30	206,000	171,472
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.75% 4/1/25	1,380,000	1,357,561
7.38% 2/1/31	352,000	358,494
8.00% 4/1/29	1,343,000	1,377,565
DT Midstream, Inc.
4.13% 6/15/29	968,000	837,360
4.38% 6/15/31	570,000	479,321
EnLink Midstream LLC 6.50% 9/1/30	324,000	314,290
EnLink Midstream Partners LP
4.15% 6/1/25	261,000	249,139
4.85% 7/15/26	312,000	293,735
•9.78% (TSFR03M + 4.37%) 10/30/23	1,010,000	906,475
EQM Midstream Partners LP
4.13% 12/1/26	352,000	325,830
4.50% 1/15/29	881,000	784,053
4.75% 1/15/31	959,000	825,449
5.50% 7/15/28	158,000	148,278
6.00% 7/1/25	370,000	364,255
6.50% 7/1/27	465,000	454,062
7.50% 6/1/27	620,000	621,235
7.50% 6/1/30	496,000	498,107
Genesis Energy LP/Genesis Energy Finance Corp.
6.25% 5/15/26	914,000	876,156
6.50% 10/1/25	80,000	78,625
7.75% 2/1/28	796,000	754,583
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Genesis Energy LP/Genesis Energy Finance Corp. (continued)
8.00% 1/15/27	27,000	$26,026
8.88% 4/15/30	565,000	551,660
Hess Midstream Operations LP
5.13% 6/15/28	185,000	170,166
5.63% 2/15/26	970,000	937,263
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00% 2/1/28	635,000	584,227
6.38% 4/15/27	225,000	220,901
Howard Midstream Energy Partners LLC 8.88% 7/15/28	745,000	751,519
Kinetik Holdings LP 5.88% 6/15/30	476,000	446,250
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50% 2/1/26	434,000	429,242
NuStar Logistics LP
5.63% 4/28/27	1,185,000	1,128,985
5.75% 10/1/25	419,000	407,478
6.00% 6/1/26	385,000	373,534
6.38% 10/1/30	429,000	406,375
φSummit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00% 10/15/26	538,000	516,574
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50% 1/15/28	55,000	50,050
6.00% 3/1/27	575,000	540,420
6.00% 12/31/30	467,000	412,226
6.00% 9/1/31	783,000	682,523
7.50% 10/1/25	1,985,000	1,979,571
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00% 1/15/32	1,369,000	1,151,986
4.88% 2/1/31	1,072,000	960,136
5.00% 1/15/28	100,000	95,100
6.50% 7/15/27	1,174,000	1,183,098
Venture Global LNG, Inc. 8.13% 6/1/28	1,097,000	1,086,187
		35,536,749
Real Estate–0.24%
Kennedy-Wilson, Inc.
4.75% 3/1/29	345,000	264,791
5.00% 3/1/31	346,000	252,402
LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate (continued)
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30	1,427,000	$990,526
		1,507,719
Real Estate Investment Trusts–2.35%
Iron Mountain, Inc.
4.50% 2/15/31	640,000	526,377
5.00% 7/15/28	64,000	58,211
5.25% 3/15/28	1,649,000	1,524,464
RHP Hotel Properties LP/RHP Finance Corp.
4.50% 2/15/29	1,498,000	1,283,719
4.75% 10/15/27	2,323,000	2,113,930
7.25% 7/15/28	272,000	267,238
VICI Properties LP/VICI Note Co., Inc.
3.50% 2/15/25	47,000	44,969
3.75% 2/15/27	504,000	457,336
3.88% 2/15/29	790,000	682,650
4.13% 8/15/30	350,000	297,633
4.25% 12/1/26	3,144,000	2,929,425
4.50% 9/1/26	260,000	244,258
4.63% 6/15/25	852,000	822,768
4.63% 12/1/29	1,996,000	1,770,552
5.75% 2/1/27	1,794,000	1,736,713
		14,760,243
Retail–2.72%
1011778 BC ULC/New Red Finance, Inc.
3.50% 2/15/29	320,000	273,937
4.00% 10/15/30	640,000	531,823
Asbury Automotive Group, Inc.
4.50% 3/1/28	447,000	400,160
4.63% 11/15/29	505,000	433,734
4.75% 3/1/30	388,000	331,592
Bath & Body Works, Inc.
6.75% 7/1/36	190,000	166,468
6.88% 11/1/35	155,000	138,428
Gap, Inc. 3.63% 10/1/29	730,000	540,216
Macy's Retail Holdings LLC 5.88% 3/15/30	26,000	22,041
NMG Holding Co., Inc./Neiman Marcus Group LLC 7.13% 4/1/26	2,190,000	2,054,455
Nordstrom, Inc. 4.38% 4/1/30	19,000	14,617
PetSmart, Inc./PetSmart Finance Corp.
4.75% 2/15/28	1,836,000	1,607,305
7.75% 2/15/29	616,000	574,043
Rite Aid Corp.
7.50% 7/1/25	1,377,000	812,430
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Retail (continued)
Rite Aid Corp. (continued)
8.00% 11/15/26	3,382,000	$1,990,510
Sonic Automotive, Inc. 4.63% 11/15/29	868,000	719,532
SRS Distribution, Inc.
4.63% 7/1/28	1,031,000	890,685
6.00% 12/1/29	875,000	735,000
6.13% 7/1/29	490,000	417,310
Staples, Inc.
7.50% 4/15/26	3,268,000	2,687,417
10.75% 4/15/27	1,893,000	1,111,286
Superior Plus LP/Superior General Partner, Inc. 4.50% 3/15/29	369,000	320,665
White Cap Buyer LLC 6.88% 10/15/28	369,000	326,126
		17,099,780
Semiconductors–0.98%
ams-OSRAM AG 7.00% 7/31/25	390,000	384,524
Entegris Escrow Corp.
4.75% 4/15/29	965,000	867,543
5.95% 6/15/30	170,000	157,650
Entegris, Inc.
3.63% 5/1/29	576,000	489,151
4.38% 4/15/28	2,300,000	2,047,173
ON Semiconductor Corp. 3.88% 9/1/28	2,040,000	1,806,257
Synaptics, Inc. 4.00% 6/15/29	516,000	425,700
		6,177,998
Software–0.97%
ACI Worldwide, Inc. 5.75% 8/15/26	900,000	872,523
Athenahealth Group, Inc. 6.50% 2/15/30	630,000	526,999
Black Knight InfoServ LLC 3.63% 9/1/28	524,000	471,181
Clarivate Science Holdings Corp.
3.88% 7/1/28	594,000	514,226
4.88% 7/1/29	714,000	608,576
RingCentral, Inc. 8.50% 8/15/30	627,000	605,682
SS&C Technologies, Inc. 5.50% 9/30/27	2,640,000	2,491,210
		6,090,397
Telecommunications–5.41%
Altice France Holding SA
6.00% 2/15/28	380,000	187,882
10.50% 5/15/27	2,174,000	1,355,883
Altice France SA
5.13% 7/15/29	1,570,000	1,116,122
LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Altice France SA (continued)
5.50% 1/15/28	200,000	$154,043
5.50% 10/15/29	971,000	698,261
8.13% 2/1/27	1,470,000	1,303,590
CommScope Technologies LLC
5.00% 3/15/27	155,000	87,970
6.00% 6/15/25	86,000	81,868
CommScope, Inc.
4.75% 9/1/29	1,412,000	1,038,589
6.00% 3/1/26	2,061,000	1,923,385
8.25% 3/1/27	3,274,000	2,139,641
Embarq Corp. 8.00% 6/1/36	1,500,000	845,625
Frontier Communications Holdings LLC
5.00% 5/1/28	2,465,000	2,104,672
5.88% 10/15/27	97,000	88,218
5.88% 11/1/29	172,507	125,937
6.00% 1/15/30	356,000	260,374
8.75% 5/15/30	849,000	806,105
Hughes Satellite Systems Corp. 6.63% 8/1/26	854,000	730,170
Intelsat Jackson Holdings SA
=5.50% 8/1/23	3,134,000	313
6.50% 3/15/30	5,177,000	4,591,189
=8.50% 10/15/24	3,737,000	374
=9.75% 7/15/25	1,050,000	105
Level 3 Financing, Inc.
3.63% 1/15/29	552,000	309,120
4.63% 9/15/27	686,000	493,349
Lumen Technologies, Inc.
4.00% 2/15/27	2,650,000	1,744,892
4.50% 1/15/29	390,000	120,900
5.13% 12/15/26	3,269,000	1,781,605
5.38% 6/15/29	1,020,000	326,400
6.88% 1/15/28	450,000	183,861
Qwest Corp. 7.25% 9/15/25	210,000	203,301
Sprint LLC
7.63% 2/15/25	3,873,000	3,929,755
7.63% 3/1/26	2,753,000	2,829,308
Telecom Italia Capital SA
6.00% 9/30/34	325,000	270,979
6.38% 11/15/33	878,000	761,290
U.S. Cellular Corp. 6.70% 12/15/33	1,467,000	1,426,657
		34,021,733
Toys Games Hobby–0.13%
Mattel, Inc. 5.88% 12/15/27	845,000	821,406
		821,406
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Transportation–0.09%
First Student Bidco, Inc./First Transit Parent, Inc. 4.00% 7/31/29	82,000	$69,367
XPO, Inc. 6.25% 6/1/28	535,000	517,639
		587,006
Total Corporate Bonds (Cost $650,527,604)		572,323,507
LOAN AGREEMENTS–3.88%
•ACProducts, Inc. 9.90% (SOFR CME03M + 4.25%) 5/17/28	1,256,087	1,032,780
•Adient U.S. LLC 8.68% (SOFR CME01M + 3.25%) 4/10/28	698,500	697,753
•Ahead DB Holdings LLC 9.24% (SOFR CME03M + 3.75%) 10/18/27	358,168	354,586
•Claire's Stores, Inc. 11.82% (SOFR CME01M + 6.50%) 12/18/26	1,153,190	1,059,493
•Clear Channel Outdoor Holdings, Inc. 8.93% (SOFR CME01M + 3.50%) 8/21/26	542,183	525,690
•CSC Holdings LLC
7.70% (LIBOR01M + 2.25%) 1/15/26	356,125	343,483
9.83% (SOFR CME01M + 4.50%) 1/18/28	241,994	228,886
•DexKo Global, Inc. 9.40% (SOFR CME03M + 3.75%) 10/4/28	1,335,906	1,300,384
•DirecTV Financing LLC 10.43% (SOFR CME01M + 5.00%) 8/2/27	1,593,944	1,555,865
**•Envision Healthcare Corp.
8.99% (SOFR CME03M + 3.75%) 3/31/27	1,840,626	2,761
9.49% (SOFR CME03M + 4.25%) 3/31/27	753,120	169,452
=•FGI Operating Co. LLC 14.73% (LIBOR03M + 10.00%) 5/16/24	86,959	9,479
•First Student Bidco, Inc.
8.40% (SOFR CME03M + 3.00%) 7/21/28	940,600	915,617
8.65% (LIBOR03M + 3.00%) 7/21/28	352,564	343,200
9.49% (SOFR CME03M + 4.00%) 7/21/28	937,227	920,432
9.49% (SOFR CME03M + 4.00%) 7/21/28	65,416	64,243
•Greeneden U.S. Holdings II LLC 9.43% (SOFR CME01M + 4.00%) 12/1/27	978,121	978,122
LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Hub International Ltd. 9.58% (SOFR CME03M + 4.25%) 6/20/30	315,000	$315,526
•LABL, Inc. 10.42% (SOFR CME01M + 5.10%) 10/29/28	1,090,575	1,086,082
•Madison IAQ LLC 8.69% (SOFR CME01M + 3.25%) 6/21/28	956,973	939,986
•Mallinckrodt International Finance S.A. 13.40% (SOFR CME03M + 8.00%) 8/28/24	365,845	379,564
•Medline Borrower LP 8.68% (SOFR CME01M + 3.25%) 10/23/28	640,799	638,685
Moran Foods LLC
=1.00% 6/30/26	774,347	774,347
•12.74% (SOFR CME03M + 7.25%) 6/30/26	1,339,470	1,222,266
=•12.74% (SOFR CME03M + 7.25%) 6/30/26	340,050	264,661
•16.99% (SOFR CME03M + 2.00%) 12/31/26	622,871	436,010
•Park River Holdings, Inc. 8.52% (LIBOR01M + 3.25%) 12/28/27	457,464	440,831
•Petco Health and Wellness Co., Inc. 8.90% (SOFR CME03M + 3.25%) 3/3/28	1,323,307	1,306,766
•Serta Simmons Bedding LLC 12.90% (TSFR03M + 7.50%) 6/29/28	177,896	177,173
@•Shutterfly, Inc. 10.40% (SOFR CME03M + 5.00%) 10/1/27	648,270	428,396
•SPX Flow, Inc. 9.92% (SOFR CME01M + 4.50%) 4/5/29	675,345	673,272
•Triton Water Holdings, Inc. 8.90% (SOFR CME03M + 3.25%) 3/31/28	976,216	950,180
•U.S. Renal Care, Inc. 10.61% (SOFR CME02M + 5.00%) 6/20/28	1,251,725	827,177
•Venator Finance SARL 15.33% (SOFR CME01M + 10.00%) 10/16/23	640,737	664,764
•Vertical U.S. Newco, Inc. 9.38% (SOFR CME06M + 3.50%) 7/30/27	851,534	848,979
•White Cap Buyer LLC 9.07% (SOFR CME01M + 3.75%) 10/19/27	1,526,147	1,521,980
Total Loan Agreements (Cost $25,836,693)		24,398,871

Number of Shares
COMMON STOCK–1.29%
Chesapeake Energy Corp.	12,465	1,074,857
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Chord Energy Corp.	3,869	$627,049
=†Claire's Stores, Inc.	1,493	410,575
†Clear Channel Outdoor Holdings, Inc.	169,362	267,592
=†EP Energy Corp.	31,130	49,808
†Frontier Communications Parent, Inc.	35,367	553,494
=†Goodman Networks, Inc.	22,179	0
†Gulfport Energy Corp.	13,182	1,564,176
†iHeartMedia, Inc. Class A	32,090	101,404
=†Intelsat SA	75,556	1,718,899
†Mallinckrodt PLC	16,061	1,370
=†Moran Foods LLC	53,727	53,727
=†MYT Holding LLC	502,370	175,829
†National CineMedia, Inc.	46,490	208,740
=†Neiman Marcus Group Ltd. LLC	483	54,338
=†NMG Parent LLC	5,708	642,150
=†Serta Simmons Bedding, Inc.	43,090	659,277
=†Serta SSB Equipment Co.	43,090	0
Total Common Stock (Cost $15,424,406)		8,163,285
PREFERRED STOCKS–0.52%
=†Claire's Stores, Inc. 0.00%	1,235	2,593,500
=†Goodman Networks, Inc. 0.00%	26,388	0
=†MYT Holding LLC 10.00% 6/6/29	1,067,993	699,535
Total Preferred Stocks (Cost $1,212,179)		3,293,035
RIGHTS–0.04%
=†Intelsat Jackson Holdings SA	7,910	79
=†Intelsat Jackson Holdings SA	7,910	79
=†Vistra Energy Corp.	189,643	241,795
Total Rights (Cost $0)		241,953
WARRANTS–0.04%
=†NMG Parent LLC exp 9/24/27 exercise price $1.00	13,698	222,592
=†Windstream Holdings, Inc. exp 10/31/25 exercise price $1.00	1,567	16,454
Total Warrants (Cost $160,994)		239,046
MONEY MARKET FUND–1.09%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 5.29%)	6,834,152	6,834,152
Total Money Market Fund (Cost $6,834,152)		6,834,152

LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
TOTAL INVESTMENTS–98.26% (Cost $702,821,967)	$618,256,344

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.74%	10,941,042
NET ASSETS APPLICABLE TO 65,644,532 SHARES OUTSTANDING–100.00%	$629,197,386

°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
=The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
†Non-income producing.
ΩPerpetual maturity with no stated maturity date.
@PIK. 100% of the income received was in the form of additional par.
μFixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
‡Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
•Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.

φStep coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2023.
**Security is in default

Summary of Abbreviations:
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
SOFR–Secured Overnight Financing Rate
SOFR CME01M–1 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME03M–3 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SOFR CME06M–6 Month Chicago Mercantile Exchange Secured Overnight Financing Rate
SSB–State Street Bank
TSFR03M–3 Month Term Secured Overnight Financing Rate
See accompanying notes.
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Notes
September 30, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$2,160,719	$601,776	$2,762,495
Corporate Bonds
Advertising	—	5,474,496	—	5,474,496
Aerospace & Defense	—	5,988,822	—	5,988,822
Airlines	—	6,279,510	—	6,279,510
Apparel	—	959,993	—	959,993
Auto Manufacturers	—	18,384,770	—	18,384,770
Auto Parts & Equipment	—	24,521,862	—	24,521,862
Banks	—	4,560,299	—	4,560,299
Beverages	—	1,439,617	—	1,439,617
Biotechnology	—	471,848	—	471,848
Building Materials	—	11,700,748	—	11,700,748
Chemicals	—	13,665,047	—	13,665,047
Commercial Services	—	24,560,218	—	24,560,218
Computers	—	8,503,819	—	8,503,819
Cosmetics & Personal Care	—	2,243,994	—	2,243,994
Distribution/Wholesale	—	1,060,191	—	1,060,191
Diversified Financial Services	—	8,062,522	—	8,062,522
Electric	—	8,841,631	—	8,841,631
Electrical Components & Equipment	—	6,926,200	—	6,926,200
Electronics	—	6,805,225	—	6,805,225
Engineering & Construction	—	5,214,640	—	5,214,640
Entertainment	—	18,814,510	—	18,814,510
Environmental Control	—	5,417,083	—	5,417,083
Food	—	14,876,362	—	14,876,362
Food Service	—	848,072	—	848,072
Forest Products & Paper	—	391,804	—	391,804
Gas	—	1,866,210	—	1,866,210
Hand Machine Tools	—	2,658,717	—	2,658,717
Health Care Products	—	5,596,817	—	5,596,817
Health Care Services	—	35,117,938	—	35,117,938
Home Furnishings	—	2,006,559	—	2,006,559
Household Products Wares	—	6,600,748	—	6,600,748
Housewares	—	6,986,977	—	6,986,977
Internet	—	5,927,825	—	5,927,825
Iron & Steel	—	5,516,945	—	5,516,945
Leisure Time	—	9,741,817	—	9,741,817
Lodging	—	9,163,158	—	9,163,158
Machinery Construction & Mining	—	2,084,318	—	2,084,318
Machinery Diversified	—	928,636	—	928,636
Media	—	75,056,119	—	75,056,119
Metal Fabricate & Hardware	—	565,178	—	565,178
Mining	—	2,502,598	—	2,502,598
Miscellaneous Manufacturing	—	884,355	—	884,355
Office Business Equipment	—	954,762	—	954,762
Oil & Gas	—	35,986,131	—	35,986,131
Oil & Gas Services	—	955,093	—	955,093
Packaging & Containers	—	14,874,282	—	14,874,282
Pharmaceuticals	—	23,732,010	—	23,732,010
Pipelines	—	35,536,749	—	35,536,749
Real Estate	—	1,507,719	—	1,507,719
Real Estate Investment Trusts	—	14,760,243	—	14,760,243
Retail	—	17,099,780	—	17,099,780
Semiconductors	—	6,177,998	—	6,177,998
Software	—	6,090,397	—	6,090,397
Telecommunications	—	34,020,941	792	34,021,733
Toys Games Hobby	—	821,406	—	821,406
LVIP JPMorgan High Yield Fund–16

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Transportation	$—	$587,006	$—	$587,006
Loan Agreements	—	23,350,384	1,048,487	24,398,871
Common Stock	4,398,682	—	3,764,603	8,163,285
Preferred Stocks	—	—	3,293,035	3,293,035
Rights	—	—	241,953	241,953
Warrants	—	—	239,046	239,046
Money Market Fund	6,834,152	—	—	6,834,152
Total Investments	$11,232,834	$597,833,818	$9,189,692	$618,256,344
During the period ended September 30, 2023, there were no material transfers to or from Level 3 investments.
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended September 30, 2023.
Asset Type	Fair Value at September 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Average) (a)
Common Stock	$3,764,603	Pricing Service	#	#
		Indicative Market Quote	Broker Quote	$0.35 - $275.00 ($76.76)
		Terms of Restructuring	Expected Recovery	$0.00 - $1.60 ($1.29)
			Discount Rate (b)	20% (N/A)
Convertible Bonds	$601,776	Terms of Restructuring	Conversion Price	$14.00 (N/A)
Corporate Bonds	$792	Pending Distribution	Expected Recovery	$0.01 ($0.01)
Loan Agreements	$1,048,487	Terms of Restructuring	Expected Recovery	10.9%-100% (93.6%)
Preferred Stocks	$3,293,035	Indicative Market Quote	Broker Quote	$0.14 - $2,100.00 ($1,654.04)
		Terms of Restructuring	Expected Recovery	$0.00 ($0.00)
Rights	$241,953	Indicative Market Quote	Broker Quote	$1.275 ($1.275)
		Pending Distribution	Expected Recovery	$0.01 ($0.01)
Warrants	$239,046	Indicative Market Quote	Broker Quote	$10.50 - $16.25 ($15.85)
Total	$9,189,692
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.

(a) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain (loss)	Net change in unrealized appreciation (depreciation)	Balance as of 09/30/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 09/30/23
Common Stock	$3,806,713	$—	$723,724	$(31,130)	$85,733	$—	$—	$31,085	$(851,522)	$3,764,603	$(851,522)
Convertible Bond	373,460	—	—	(73)	—	—	—	(873)	229,262	601,776	229,262
Corporate Bonds	792	—	—	(1,630)	—	—	—	1,630	—	792	—
Loan Agreements	209,314	—	980,950	(66,504)	—	—	(42)	—	(75,231)	1,048,487	(75,231)
Preferred Stocks	3,533,557	—	—	—	—	—	—	—	(240,522)	3,293,035	(240,522)
Rights	241,953	—	—	—	—	—	—	—	—	241,953	—
Warrants	502,593	—	—	—	—	—	—	—	(263,547)	239,046	(263,547)
Total	$8,668,382	$—	$1,704,674	$(99,337)	$85,733	$—	$(42)	$31,842	$(1,201,560)	$9,189,692	$(1,201,560)
LVIP JPMorgan High Yield Fund–17